New Accounting Standards - Additional Information (Details) - ASU 2024-01	Mar. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, immaterial effect	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2025